ProFund VP Industrials Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Industrial Select Sector Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.42%	13.66%	13.46%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
None
Prospectus [Line Items]
Average Annual Return, Percent			17.25%	9.11%	11.45%
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.